Commitments And Contingencies (Environmental Remediation Contingencies) (Details) (USD $)			12 Months Ended		12 Months Ended
	Dec. 31, 2011	Oct. 11, 2011	Dec. 31, 2011 Pacific Gas And Electric Company [Member]	Dec. 31, 2010 Pacific Gas And Electric Company [Member]	Dec. 31, 2011 Hinkley Natural Gas Compressor Station [Member]	Sep. 30, 2011 Hinkley Natural Gas Compressor Station [Member]	Dec. 31, 2010 Hinkley Natural Gas Compressor Station [Member]	Dec. 31, 2011 Hinkley Natural Gas Compressor Station [Member] Pacific Gas And Electric Company [Member]
Long-term Purchase Commitment [Line Items]
Amount of environmental loss accrual expected to be recovered	$ 50,000,000		$ 393,000,000
Additional environmental recoveries receivable	68,000,000
Authorized recovery of hazardous waste remediation costs								90.00%
Recovery of remediation costs for decommissioning fossil-fueled sites			100.00%
Increase in undiscounted future costs in the event other potentially responsible parties are not able to contribute			1,500,000,000
Requisite parts for permanent water system replacement		3.1
Hexavalent chromium contains		0.02
Expected chromium concentration level		0.06
Utility undiscounted future costs			785,000,000	612,000,000	149,000,000	125,000,000	45,000,000
Provision for environmental remediation					140,000,000
Remediation costs					$ 36,000,000